REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)		Dec. 31, 2024 USD ($)
REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS
Total assets	₫ 155,966,496		₫ 146,857,721	[1]			$ 6,409,143,045
Total liabilities			(212,269,436)
Net loss for the year	₫ (77,354,949)	$ (3,178,752,784)	(60,250,348)	[1]	₫ (52,958,697)	[1]
Prior to combination
REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS
Total assets			131,628,647
Total liabilities			(197,597,217)
Net loss for the year					(49,848,870)
Effect of combination
REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS
Total assets			15,229,074
Total liabilities			₫ (14,672,219)
Net loss for the year					₫ (3,109,827)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).